Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Details) - Allowance for Uncollectibles - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 2,168	$ 2,111	$ 2,524
Additions charged to expense	3,507	2,959	2,310
Accounts written off, less recoveries	(3,580)	(2,902)	(2,723)
Ending Balance	$ 2,095	$ 2,168	$ 2,111